Deposits (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Deposits [Abstract]
2018	$ 290,093
2019	84,906
2020	36,170
2021	14,353
2022	16,039
Thereafter	120
Total	$ 441,681